NOTE 13 - COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases of Lessee Disclosure [Table Text Block]
2013	$31,796
Total	$31,796

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
2013	$108,540
108,540
Less: imputed interest	(272)

$108,268